Provisions - Restructuring and other provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Provisions
At beginning of year	$ 121	$ 114
Provided	106	142
Released	(19)	(41)
Paid	(110)	(93)
Disposal of Food & Specialty	(20)
Exchange	(1)	(1)
At end of year	77	121
Restructuring
Provisions
At beginning of year	20	25
Provided	16	39
Released	(1)	(17)
Paid	(21)	(26)
Disposal of Food & Specialty	(9)
Exchange		(1)
At end of year	5	20
Other provisions
Provisions
At beginning of year	101	89
Provided	90	103
Released	(18)	(24)
Paid	(89)	(67)
Disposal of Food & Specialty	(11)
Exchange	(1)
At end of year	$ 72	$ 101